INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

At December 31, 2023 and 2022, the Company’s deferred income tax assets and liabilities were as follows:

	December 31, 2023	December 31, 2022
Deferred tax asset
Net operating loss carry forwards	$2,549,650	$632,385
Total deferred tax asset	2,549,650	632,385
Less: valuation allowance	(2,549,650)	(632,385)
Total deferred tax asset	-	-
Total deferred tax liabilities	-	-
Net deferred tax asset (liabilities)	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE

	Year Ended December 31,
	2023		2022
	Amount	Percent	Amount	Percent
Federal provision at statutory rate	$(1,409,660)	21.0%	$(604,245)	21.0%
State income taxes	(390,684)	5.5%	-	-
Non-deductible expenses	(116,921)	-	21,226	(0.7)%
Change in valuation allowance	1,917,265	-	583,019	(20.3)%
Effective tax rate	$-	0%	$-	0.0%